Goodwill and Intangible Assets (Amortization Expense of Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles amortization expense	$ 42	$ 33	$ 32